Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
		Year ended December 31,
		2017	2018	2019
1.	Revenues:

	North America*)	$109,560	$136,477	$163,565
	Europe**)	120,926	128,513	133,851
	Asia Pacific	18,059	13,371	15,053
	South Africa	20,649	11,346	13,205

		$269,194	$289,707	$325,674

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
		December 31,
		2018	2019
2.	Property and equipment:
	Israel	$4,149	$4,561
	North America	2,514	3,112
	APAC	982	7,593
	Europe	870	1,335

		$8,515	$16,601